OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
------------------------------------------

Two Portland Square, Portland, Maine 04101

Shareholder Inquiries

                                                                       [LOGO]
   Forum Financial Corp.
   P.O. Box 446, Portland, Maine 04112
   207-879-0001
--------------------------------------------------------------------------------
ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholder:

This is our first report to you using our new fiscal year end. For the twelve months ended March 31, 1997, the Oak Hall Equity Fund's total return was 3.0% compared to 5.2% for the Russell 2000, the index against which we are most frequently measured. Our average annual total return since the fund's inception on June 30, 1992, was 10.92% versus 13.78% for the Russell 2000.*

To say the last 12 months have been tumultuous for small capitalization stocks would be a very large understatement. While the popular averages such as the Dow Jones Industrial Average and the S & P 500 hit record highs, the Russell 2000 barely moved. More importantly, small stocks dropped 17% (as measured by the Russell 2000) during the summer of 1996; recovered all of that decline and then some in the fall and early winter and then plummeted 6% during the January - March period of 1997.

We believe the reasons for the extreme volatility in the small capitalization area lie in two areas. First, momentum investing, which has dominated the small cap landscape for the past several years, has finally come under pressure. In the short term this will increase volatility but in the long run will finally bring the concept of long term investing back into vogue. The mania surrounding single point earnings estimates, whisper estimates and the slavish devotion to quarterly earnings per share will give way to the time-tested concept of value investing, balance sheet analysis and long term holding periods--all hallmarks of the Oak Hall investing style. Second, the rebirth of index investing has caused large sums of investment capital to seek out fewer and fewer investment choices and we are seeing a reemergence of the 'Nifty Fifty' of the early 1970's. Just as the subsequent period was fertile for small stock investing then, so shall it be now. We saw signs of this as the Standard & Poor's 500 Index and the Dow Jones Industrial Average faltered during the month of March.

We believe the current period is extremely positive for our value contrarian form of investing. We have selectively added to our positions in retail and wireless communications, two areas that were brutally sold off during the past year. We have reduced our holdings in energy from almost 20% to 11% but continue to believe this area is very promising. Precious metals are now only 4% of the portfolio; we may further reduce or eliminate these positions in the future. We continue to own companies that are market leaders in their categories with strong cash flow and recognized sound management.

The great anomaly today is that while small cap stocks have been punished, the outlook is excellent. Inflation is subdued, interest rates are incessantly analyzed but still remain at historically reasonable levels and corporate earnings continue to grow at strong rates. We see an incredible number of good investment values in the market and our outlook is extremely positive. We believe our portfolio is very well positioned for the future in terms of valuation and upside potential and we continue to be most optimistic.

Edward Cimilluca, Portfolio Manager
John Morosani, Portfolio Manager
Oak Hall Capital Advisors, L.P.

* INVESTMENT RETURN AND PRINCIPAL VALUE REPRESENT PAST PERFORMANCE AND WILL VARY. SHARES MAY BE WORTH MORE OR LESS AT REDEMPTION THAN AT ORIGINAL PURCHASE. SMALL CAPITALIZATION STOCKS ARE REPRESENTED BY THE RUSSELL 2000 INDEX-TM-, WHICH IS A MARKET WEIGHTED INDEX OF 2,000 COMPANIES WITH MARKET CAPITALIZATION FROM $162 MILLION TO $1 BILLION. THE INDEX IS UNMANAGED AND ITS PERFORMANCE REFLECTS THE REINVESTMENT OF DIVIDENDS. INDIVIDUALS CANNOT INVEST DIRECTLY IN THE INDEX.

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
ANNUAL REPORT

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    The following chart reflects a comparison in the change in value of a
$10,000 investment in the Oak Hall Equity Fund, including reinvested dividends and distributions, and the performance of the Russell 2000 Index. The Index is unmanaged and its performance reflects the reinvestment of dividends. It is important to keep in mind the Russell 2000 Index excludes the effect of any fees. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                  OAK HALL EQUITY FUND VS. RUSSELL 2000 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL RETURN                                               VALUE ON
                                                 Since
                                One Year     Inception              3/31/1997
Oak Hall Equity:                   3.00%        10.92%                $16,262
Russell 2000                       5.20%        13.78%                $18,713
                         Oak Hall Equity  Russell 2000
July 1992                         $9,791       $10,323
March 1993                       $11,979       $12,140
March 1994                       $14,712       $13,302
March 1995                       $12,845       $13,839
March 1996                       $15,791       $17,792
March 1997                       $16,262       $18,713

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997

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
                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
COMMON STOCKS (95.1%)
APPAREL & ACCESSORY STORES (3.7%)
              16,100 Claire's Stores, Inc........................................ $   269,675
                                                                                  -----------
BUSINESS SERVICES (8.8%)
              14,300 Advo, Inc...................................................     166,238
               6,500 Primark Corp.(a)............................................     154,375
              32,600 Wonderware Corp.(a).........................................     317,850
                                                                                  -----------
                                                                                      638,463
                                                                                  -----------
CHEMICALS & ALLIED PRODUCTS (3.6%)
              11,300 Scotts Company (The) -- Class A(a)..........................     259,900
                                                                                  -----------
COMMUNICATIONS (8.0%)
              25,400 Paging Network, Inc.(a).....................................     206,378
              16,100 Palmer Wireless, Inc.(a)....................................     197,225
              16,100 Vanguard Cellular Systems, Inc..............................     177,100
                                                                                  -----------
                                                                                      580,703
                                                                                  -----------
ELECTRIC, GAS, & SANITARY SERVICES (3.0%)
               8,000 Brooklyn Union Gas Co.......................................     220,000
                                                                                  -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (3.5%)
               4,800 Teleflex, Inc...............................................     253,801
                                                                                  -----------
GENERAL MERCHANDISE STORES (3.0%)
               7,700 Waban, Inc.(a)..............................................     214,638
                                                                                  -----------
HEALTH SERVICES (2.2%)
              31,600 Physician Reliance Network, Inc.(a).........................     161,952
                                                                                  -----------
INDUSTRIAL & COMMERCIAL MACHINERY (8.0%)
              18,300 Giddings & Lewis, Inc.......................................     272,215
               8,300 Pentair, Inc................................................     239,664
               4,000 Wang Laboratories, Inc.(a)..................................      71,000
                                                                                  -----------
                                                                                      582,879
                                                                                  -----------
INSURANCE AGENTS, BROKERS, & SERVICES (2.4%)
               7,800 E.W. Blanch Holdings, Inc...................................     174,526
                                                                                  -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (3.5%)
              16,800 Champion Enterprises, Inc.(a)...............................     249,903
                                                                                  -----------
METAL MINING (4.1%)
              12,900 Agnico-Eagle Mines, Ltd.....................................     146,739
               9,800 Homestake Mining Co.........................................     148,226
                                                                                  -----------
                                                                                      294,965
                                                                                  -----------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
OIL & GAS EXTRACTION (11.8%)
               7,500 Forest Oil Corp.(a)......................................... $    99,376
              11,600 Noble Drilling Corp.(a).....................................     200,100
               4,800 Patina Oil & Gas Corp.(a)...................................      41,401
              18,900 Snyder Oil Corp.............................................     304,765
               4,700 Suncor, Inc.................................................     209,150
                                                                                  -----------
                                                                                      854,792
                                                                                  -----------
PAPER & ALLIED PRODUCTS (3.0%)
               8,900 First Brands Corp...........................................     218,050
                                                                                  -----------
PRINTING & PUBLICATIONS (6.6%)
               8,000 Belo (A.H.) Corp............................................     296,000
               7,800 John H. Harland Co..........................................     185,250
                                                                                  -----------
                                                                                      481,250
                                                                                  -----------
RETAIL SALES (4.0%)
              15,900 Zale Corp.(a)...............................................     292,163
                                                                                  -----------
SAVINGS INSTITUTION, FEDERALLY CHARTERED (3.3%)
              15,500 Dime Bancorp, Inc.(a).......................................     238,314
                                                                                  -----------
TRANSPORTATION EQUIPMENT (7.7%)
              13,800 Avondale Industries, Inc.(a)................................     238,050
              16,400 JLG Industries, Inc.........................................     321,852
                                                                                  -----------
                                                                                      559,902
                                                                                  -----------
WHOLESALE TRADE-DURABLE GOODS (2.3%)
              10,300 Heilig-Meyers Co............................................     163,500
                                                                                  -----------
WHOLESALE TRADE-NONDURABLE GOODS (2.6%)
               7,500 Caraustar Industries, Inc...................................     186,550
                                                                                  -----------
TOTAL COMMON STOCKS (COST $6,924,369) ..........................................    6,895,926
                                                                                  -----------
SHORT-TERM HOLDINGS (4.9%)
             320,910 1784 Institutional U.S. Treasury Money Market Fund..........     320,910
              37,496 Dreyfus Government Cash Management Fund.....................      37,496
                                                                                  -----------
TOTAL SHORT-TERM HOLDINGS (COST $358,406) ......................................      358,406
                                                                                  -----------
TOTAL INVESTMENTS (100.0%) (COST $7,282,775) ...................................  $ 7,254,332
                                                                                  -----------
                                                                                  -----------

(a) Non-income producing security.

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997

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--------------------------------------------------------------------------------

ASSETS:
    Investments (Note 2):
      Investments at cost.......................................................  $   7,282,775
      Net unrealized appreciation (depreciation)................................        (28,443)
                                                                                  -------------
        Total investments at value..............................................      7,254,332
    Interest, dividends and other receivables...................................         12,679
    Receivable for securities sold..............................................         91,699
    Receivable for Fund shares sold.............................................          3,114
    Organization costs, net of amortization (Note 2)............................         28,896
                                                                                  -------------
Total assets....................................................................      7,390,720
                                                                                  -------------
LIABILITIES:
    Payable for securities purchased............................................         32,523
    Payable for Fund shares redeemed............................................         21,405
    Payable to related parties (Note 3).........................................          1,674
    Accrued fees and other expenses.............................................         24,925
                                                                                  -------------
Total liabilities...............................................................         80,527
                                                                                  -------------
NET ASSETS......................................................................  $   7,310,193
                                                                                  -------------
                                                                                  -------------

COMPONENTS OF NET ASSETS:
    Paid in capital.............................................................  $   8,683,760
    Unrealized appreciation (depreciation) on investments.......................        (28,443)
    Accumulated net realized gain (loss)........................................     (1,345,124)
                                                                                  -------------
NET ASSETS......................................................................  $   7,310,193
                                                                                  -------------
                                                                                  -------------
SHARES OF BENEFICIAL INTEREST...................................................        529,586
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE).......................  $       13.80
                                                                                  -------------
                                                                                  -------------

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENTS OF OPERATIONS

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
                                                                      NINE MONTHS
                                                                         ENDED          YEAR ENDED
                                                                    MARCH 31, 1997     JUNE 30, 1996
                                                                    ---------------   ---------------
INVESTMENT INCOME:
    Dividend income...............................................  $       47,308    $       93,483
    Interest income...............................................          15,874            33,032
                                                                    ---------------   ---------------
Total investment income...........................................          63,182           126,515
                                                                    ---------------   ---------------
EXPENSES:
    Investment advisory (Note 3)..................................          54,263           110,257
    Administration (Note 3).......................................          18,088            36,752
    Distribution (Note 3).........................................           1,246             2,288
    Transfer agent (Note 3).......................................          16,755            28,787
    Custody.......................................................           6,120            10,885
    Accounting (Note 3)...........................................          30,000            40,000
    Audit.........................................................          19,012            25,734
    Directors.....................................................           2,750            10,874
    Directors' and officers' insurance............................           3,950            16,819
    Legal.........................................................          17,760            29,831
    Amortization of organization costs (Note 2)...................           8,366            11,155
    Registration..................................................          15,359            11,124
    Reporting.....................................................          15,147            18,585
    Miscellaneous.................................................           3,346             5,853
                                                                    ---------------   ---------------
Total expenses....................................................         212,162           358,944
    Expenses reimbursed and fees waived (Note 3)..................         (67,529)          (64,502)
                                                                    ---------------   ---------------
Net expenses......................................................         144,633           294,442
                                                                    ---------------   ---------------
NET INVESTMENT INCOME (LOSS)......................................         (81,451)         (167,927)
                                                                    ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold..................       1,549,981         1,994,837
    Net change in unrealized appreciation (depreciation) on
      investments.................................................      (1,235,295)          982,857
                                                                    ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         314,686         2,977,694
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $      233,235    $    2,809,767
                                                                    ---------------   ---------------
                                                                    ---------------   ---------------

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

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
                                                      NINE MONTHS
                                                         ENDED          YEAR ENDED       YEAR ENDED
                                                     MARCH 31, 1997   JUNE 30, 1996    JUNE 30, 1995
                                                     --------------   --------------   --------------
NET ASSETS, Beginning of Period....................  $  12,257,172    $  16,399,153    $  35,469,525
                                                     --------------   --------------   --------------
OPERATIONS:
    Net investment income (loss)...................        (81,451)        (167,927)         (59,338)
    Net realized gain (loss) on investments sold...      1,549,981        1,994,837       (4,889,942)
    Net change in unrealized appreciation
      (depreciation) on investments................     (1,235,295)         982,857        4,364,265
                                                     --------------   --------------   --------------
      Net increase (decrease) in net assets
        resulting from operations..................        233,235        2,809,767         (585,015)
                                                     --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments...............       --               --             (1,944,286)
                                                     --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (a):
    Sale of shares.................................         77,336        2,632,932        1,314,380
    Reinvestment of distributions..................       --               --              1,917,656
    Redemption of shares...........................     (5,257,550)      (9,584,680)     (19,773,107)
                                                     --------------   --------------   --------------
      Net increase (decrease) in capital                (5,180,214)      (6,951,748)     (16,541,071)
        transactions...............................
                                                     --------------   --------------   --------------
      Net increase (decrease)......................     (4,946,979)      (4,141,981)     (19,070,372)
                                                     --------------   --------------   --------------
NET ASSETS--End of Period..........................  $   7,310,193    $  12,257,172    $  16,399,153
                                                     --------------   --------------   --------------
                                                     --------------   --------------   --------------
(a)  Shares Issued (Redeemed)
       Sale of shares..............................          5,429          204,931          106,848
       Reinvestment of distributions...............       --               --                168,511
       Redemption of shares........................       (376,722)        (751,248)      (1,655,543)
                                                     --------------   --------------   --------------
         Net increase (decrease) in shares.........       (371,293)        (546,317)      (1,380,184)
                                                     --------------   --------------   --------------
                                                     --------------   --------------   --------------

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

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NOTE 1.  ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has eleven active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Oak Hall Equity Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on July 13, 1992.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31. See Note 5.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

    SECURITY VALUATION--Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations.

    FEDERAL TAXES--The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

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    substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

    EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Fund is Oak Hall-Registered Trademark- Capital Advisors, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has voluntarily waived a portion of its fees and assumed certain expenses of the Fund so that total expenses of the Fund would not exceed 2.00% of average net assets. For the period ended March 31, 1997, fees waived and expenses reimbursed were $54,263 and $13,266, respectively.

The administrator and distributor of the Fund is Forum Financial Services, Inc.-Registered Trademark- ("Forum"). Pursuant to an Administration and Distribution Agreement, Forum receives a fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund. Forum may delegate to other persons responsibility for certain services under this Agreement. In addition, certain legal expenses of $5,142 were charged to the Fund by Forum.

Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of Forum, serves as the Fund's transfer agent and dividend disbursing agent, and fund accountant. For its services in these capacities, FFC receives $12,000 plus certain shareholder account fees and $36,000 plus a fee based on the type and volume of portfolio transactions, respectively.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Fund. Under the Plan, the Fund may reimburse Forum for the distribution expenses incurred by Forum on behalf of the Fund. The Fund may not reimburse Forum for any distribution expenses in any fiscal year of the Fund in excess of 0.25% of the average daily net assets of the Fund.

NOTE 4.  SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $8,721,676 and $14,632,951 respectively, for the period ended March 31, 1997.

For Federal income tax purposes, the tax basis of investment securities owned as of March 31, 1997 was $7,307,171. The aggregate gross unrealized appreciation for all securities in which there was an excess of market

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
value over tax cost was $518,953 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $571,792.

As of March 31, 1997, Oak Hall-Registered Trademark- Equity Fund had capital loss carryovers available to offset future capital gains as follows:

CARRYOVER AMOUNT   YEAR OF EXPIRATION
-----------------  -------------------
    $354,586                 2003
     966,142                 2004

NOTE 5.  REORGANIZATION OF STONE BRIDGE FUNDS

At a meeting on October 15, 1996, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") for the reorganization of The Stone Bridge Funds, Inc. ("Stone Bridge") as a separate series of the Trust. Pursuant to the Agreement, all of the assets and liabilities of the Stone Bridge Oak Hall Equity Fund were transferred to the Forum Oak Hall Equity Fund in exchange for shares of Forum Oak Hall Equity Fund. The net assets attributed to Stone Bridge Oak Hall Equity Fund were exchanged for 653,364 shares of Forum Oak Hall Equity Fund. The reorganization, which qualified as a tax-free reorganization for Federal income tax purposes, was completed on November 25, 1996, following the approval of the reorganization by Stone Bridge shareholders. The results of operations occurring prior to the date of merger reflected in the accompanying financial statements are the results of operations of the Stone Bridge Oak Hall Equity Fund. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share, and Unrealized Appreciation associated with the transaction:

                                                                                                             AFTER
                                                                              BEFORE ACQUISITION          ACQUISITION
                                                                         -----------------------------  ---------------
                                                                          FORUM OAK   STONE BRIDGE OAK     FORUM OAK
                                                                         HALL EQUITY    HALL EQUITY       HALL EQUITY
                                                                         -----------  ----------------  ---------------
Net Assets.............................................................   $   10.00     $  9,444,413     $   9,444,423
Shares Outstanding.....................................................        1.00          653,364           653,365
Net Asset Value, per share.............................................       10.00            14.46             14.46
Unrealized Appreciation................................................      --         $  1,386,263     $   1,386,263

NOTE 6. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

Oak Hall Equity Fund dividends declared consisted of 51.28% qualifying dividends, and 48.72% ordinary dividends.

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
FINANCIAL HIGHLIGHTS

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SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD.

                                            NINE MONTHS
                                               ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             MARCH 31,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                1997             1996             1995             1994           1993(b)
                                            ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period....    $    13.61       $    11.33       $    12.55       $    14.30       $    10.00
                                            ------------     ------------     ------------     ------------     ------------
Investment Operations
  Net Investment Income (Loss)..........         (0.15)           (0.32)(c)        (0.03)(c)        (0.09)          --
  Net Realized and Unrealized Gain
    (Loss) on Investments...............          0.34             2.60            (0.10)           (0.52)            4.31
                                            ------------     ------------     ------------     ------------     ------------
Total from Investment Operations........          0.19             2.28            (0.13)           (0.61)            4.31
Distributions from
  Net Realized Gain on Investments......        --               --                (1.09)           (1.14)           (0.01)
                                            ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period..........    $    13.80       $    13.61       $    11.33       $    12.55       $    14.30
                                            ------------     ------------     ------------     ------------     ------------
                                            ------------     ------------     ------------     ------------     ------------
Total Return............................          1.40%(e)        20.12%           (1.07)%          (5.14)%          45.12%(a)

Ratio/Supplementary Data:
Net Assets at End of Period (000's
 omitted)...............................    $    7,310       $   12,257       $   16,399       $   35,470       $   12,581
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver................          2.00%(a)         2.00%            2.00%            2.01%            1.23%(a)
  Expenses excluding
    reimbursement/waiver................          2.93%(a)         2.44%          --                 2.17%            5.91%(a)
  Net investment income (loss) including
    reimbursement/waiver................         (1.13)%(a)       (1.14)%          (0.23)%          (0.96)%          (0.07)%(a)
Average Commission Rate (d).............    $   0.0673       $   0.0601              N/A              N/A              N/A
Portfolio Turnover Rate.................         95.05%          157.01%          115.33%          168.61%          187.94%

------------------------------

(a) Annualized.

(b) For the period July 13, 1992 (commencement of operations) through June 30, 1993.

(c) Calculated using the weighted average shares outstanding.

(d) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

(e) Not annualized.

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
INDEPENDENT AUDITORS' REPORT

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The Board of Trustees and Shareholders,
Forum Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oak Hall-Registered Trademark- Equity Fund (one of the Portfolios constituting Forum Funds) as of March 31, 1997, the related statement of operations for the nine months ended March 31, 1997, and the year ended June 30, 1996, the statement of changes in net assets for the nine months ended March 31, 1997 and the years ended June 30, 1996 and 1995, and the financial highlights for the nine months ended March 31, 1997 and each of the years in the four year period ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oak Hall-Registered Trademark- Equity Fund Portfolio, as of March 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, MA
May 9, 1997

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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INVESTMENT ADVISER
Oak Hall-Registered Trademark- Capital Advisors, Inc.
122 East 42nd Street--24th Floor
New York, New York 10168

CUSTODIAN
The First National Bank of Boston
P.O. Box 1959
Boston, Massachussets 02105

TRUSTEES
John Y. Keffer
Costas Azariadis
James C. Cheng
J. Michael Parish

ADMINISTRATOR AND DISTRIBUTOR
Forum Financial Services, Inc.
Two Portland Square
Portland, Maine 04101

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A
COPY OF THE OAK HALL-REGISTERED TRADEMARK- EQUITY FUND PROSPECTUS.

                         OAK HALL-REGISTERED TRADEMARK-
                                  EQUITY FUND
                                 ANNUAL REPORT

                                 March 31, 1997

                                     [LOGO]

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